Business Combination and Divestiture of Wholly Owned Subsidiaries (Details 2) - USD ($)	1 Months Ended
	Jul. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Less: assets transferred
Right of use assets - operating leases		$ (406,308)	$ (494,755)	$ (4,920,454)
Goodwill		$ 0	$ 0	$ (68,885,853)	$ (14,984,768)
Divested Entities [Member]
Business Acquisition [Line Items]
Return of 11,058 shares of the Company?s Series A Preferred Stock	$ 10,814,449
Less: assets transferred
Cash	(746,059)
Accounts receivable	(2,713,866)
Prepaid expenses	(20,172)
Inventories	(21,547)
Property and equipment, net	(28,232,430)
Right of use assets - operating leases	(1,977,356)
Other assets	(5,160,272)
Goodwill	(28,316,081)
Plus: liabilities transferred
Accounts payable and accrued expenses	17,459,222
Operating lease liabilities	1,639,601
Finance lease liabilities	6,401,565
Loans and notes payable	40,199,687
Total net assets transferred	(1,669,708)
Excess of consideration received over net assets transferred, recorded to additional paid in capital	$ 9,326,741